Composition of Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value Measurements [Line Items]
Portfolio	$ 16,475.5	[1],[2]	$ 15,963.0	[1],[2]
Debt	2,394.4		2,664.7	[3]
Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	11,774.1		11,759.3
Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	374.7		373.9
Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	129.7		131.3
Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	66.7		68.1
Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	178.3		174.5
Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	7,973.9		7,861.3
Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	2,896.5		2,963.0
Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	1,964.4		2,002.1
Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	3,113.0		2,896.2
Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	3,425.5		3,524.1
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	428.2		426.9
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	2,048.7		1,876.6
Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	948.6		1,220.6
Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	812.4		806.3
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	786.0		753.3
Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	26.4		53.0
Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	1,899.0		1,845.6
Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	1,887.0		1,834.1
Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	12.0		11.5
Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	14,485.5		14,411.2
Short-term investments
Fair Value Measurements [Line Items]
Portfolio	1,990.0		1,551.8	[3]
Fair Value, Inputs, Level 1
Fair Value Measurements [Line Items]
Portfolio	6,723.0
Debt	0
Fair Value, Inputs, Level 1 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	2,896.5		2,987.1
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	0		24.1
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	0		24.1
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	2,896.5		2,963.0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	2,896.5		2,963.0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	259.6		227.9
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	259.6		227.9
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	1,887.0		1,834.1
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	1,887.0		1,834.1
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 1 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	5,043.1		5,049.1
Fair Value, Inputs, Level 1 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	1,679.9
Fair Value, Inputs, Level 2
Fair Value Measurements [Line Items]
Portfolio	9,637.8
Debt	2,394.4
Fair Value, Inputs, Level 2 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	8,806.8		8,686.0
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	374.7		349.8
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	129.7		107.2
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	66.7		68.1
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	178.3		174.5
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	5,077.4		4,898.3
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	1,964.4		2,002.1
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	3,113.0		2,896.2
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	3,354.7		3,437.9
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	382.7		364.6
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	2,023.4		1,855.3
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	948.6		1,218.0
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	520.9		578.4
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	494.5		525.4
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	26.4		53.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 2 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	9,327.7		9,264.4
Fair Value, Inputs, Level 2 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	310.1
Fair Value, Inputs, Level 3
Fair Value Measurements [Line Items]
Portfolio	114.7
Debt	0
Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	70.8		86.2
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	70.8		86.2
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	45.5		62.3
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	25.3		21.3
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	0		2.6
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	31.9		0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	31.9		0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	12.0		11.5
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	12.0		11.5
Fair Value, Inputs, Level 3 | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	114.7		97.7
Fair Value, Inputs, Level 3 | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	0
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value Measurements [Line Items]
Portfolio	15,138.2		14,912.2
Debt	2,063.1		2,442.1	[3]
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities
Fair Value Measurements [Line Items]
Portfolio	11,373.9		11,455.7
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	356.9		379.3
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	110.7		124.3
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	64.9		70.8
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value Measurements [Line Items]
Portfolio	181.3		184.2
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities
Fair Value Measurements [Line Items]
Portfolio	7,703.7		7,582.8
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | U.S. government obligations
Fair Value Measurements [Line Items]
Portfolio	2,806.4		2,842.7
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | State and local government obligations
Fair Value Measurements [Line Items]
Portfolio	1,914.4		1,938.6
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | Corporate debt securities
Fair Value Measurements [Line Items]
Portfolio	2,982.9		2,801.5
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities
Fair Value Measurements [Line Items]
Portfolio	3,313.3		3,493.6
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	413.4		452.9
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value Measurements [Line Items]
Portfolio	1,963.9		1,829.8
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value Measurements [Line Items]
Portfolio	936.0		1,210.9
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Fair Value Measurements [Line Items]
Portfolio	404.0		473.7
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Measurements [Line Items]
Portfolio	383.3		433.7
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value Measurements [Line Items]
Portfolio	20.7		40.0
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value Measurements [Line Items]
Portfolio	1,370.3		1,431.0
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common Stocks
Fair Value Measurements [Line Items]
Portfolio	1,367.2		1,427.3
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value Measurements [Line Items]
Portfolio	3.1		3.7
Carrying (Reported) Amount, Fair Value Disclosure | Total Fixed Maturities and Equity Securities
Fair Value Measurements [Line Items]
Portfolio	13,148.2		13,360.4
Carrying (Reported) Amount, Fair Value Disclosure | Short-term investments
Fair Value Measurements [Line Items]
Portfolio	$ 1,990.0		$ 1,551.8	[3]

[1]	The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.
[3]	Under the prior accounting guidance, fair value hierarchies were not required.